Exposure to future changes in interest rates (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Hedge instrument nominal value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	R$ 50,673,213	R$ 46,895,240
Hedge of interest payments on funding	107,396,399	97,361,681
Total	158,069,612	144,256,921
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	51,166,688	47,164,744
Hedge of interest payments on funding	106,600,111	96,910,430
Total	157,766,799	144,075,174
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	(1,369,973)	(933,758)
Hedge of interest payments on funding	551,838	215,196
Total	(818,135)	(718,562)
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	(753,485)	(513,567)
Hedge of interest payments on funding	303,511	118,358
Total	R$ (449,974)	R$ (395,209)